RESTRICTED STOCK UNITS	12 Months Ended
Dec. 31, 2015
Restricted Stock Units [Abstract]
RESTICTED STOCK UNITS
RESTRICTED STOCK UNITS

In September 2010, the Board of Directors (the "Board") approved the adoption of the 2010 Equity Incentive Plan (the "Plan") and reserved 800,000 common shares of the Company for issuance pursuant to the Plan. The Plan permits RSUs to be granted to our directors, officers, employees affiliates, consultants and service providers. The RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each annual anniversary of the date of grant, subject to the participant continuing to provide services to us from the grant date through the applicable vesting date.

Payment upon vesting of RSUs may be in cash, in shares of common stock or a combination of both as determined by the Board. They must be valued in an amount equal to the fair market value of a share of common stock on the date of vesting. The participant shall receive a 'cash distribution equivalent right' with respect to each RSU entitling the participant to receive amounts equal to the ordinary dividends that would be paid during the time the RSU is outstanding and unvested on the shares of common stock underlying the RSU as if such shares were outstanding from the date of grant through the applicable vesting date of the RSU. Such payments shall be paid to the participant at the same time at which the RSUs vesting event occurs, conditioned upon the occurrence of the vesting event.

The following table summarizes restricted stock unit transactions in 2015, 2014 and 2013:

	Number of units
	Directors	Management companies	Total	Fair value
Units outstanding as of December 31, 2012	66,307	66,311	132,618	$5.25
Granted	47,238	47,238	94,476	$6.74
Settled	(25,388)	(25,388)	(50,776)	$9.65
Units outstanding as of December 31, 2013	88,157	88,161	176,318	$9.19
Granted	27,555	27,556	55,111	$9.48
Settled	(41,134)	(41,136)	(82,270)	$9.32
Units outstanding as of December 31, 2014	74,578	74,581	149,159	$4.53
Granted	24,602	24,604	49,206	$4.30
Settled	(40,462)	(40,463)	(80,925)	$4.44
Units outstanding as of December 31, 2015	58,718	58,722	117,440	$1.07

The fair values in the table above are the closing share prices on December 31, the share prices on the date of grant or the share prices on the date of vesting, as appropriate. The RSU expense in 2015, 2014 and 2013 was $0.01 million, $0.2 million and $0.9 million, respectively.

In January 2013, we issued 35,061 common shares and paid $181,610 to members of the Board and to the General Manager and the Dry Bulk Manager in settlement of the first and second tranches of the RSUs granted in December 2011 and December 2010, respectively, which vested in December 2012. These settlements represent 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

In January 2013, our Board granted a total of 94,476 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSUs will vest over 3 years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

In February 2014, we issued 49,489 common shares and paid $464,630 to members of the Board and to the General and the Dry Bulk Manager in settlement of the first, second and third tranches of the RSU's granted in January 2013, December 2011 and December 2010, respectively, which vested in January 2014 and December 2013, respectively. These settlements represent 50% of the value in common shares and 50% of the value in cash for each of the directors and each of the two management companies.

In January 2014, our Board granted a total of 55,111 RSUs pursuant to the 2010 Equity Plan to members of the Board and the two management companies. These RSU's will vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

On January 6, 2015, our Board granted a total of 49,206 RSUs pursuant to the 2010 Equity plan to members of the Board and the two management companies. These RSUs will vest over three years at a rate of 1/3 of the number of RSUs granted on each anniversary of the date of grant.

In March 2015, we issued 110,128 common shares in settlement of the first, second and third tranches of RSUs granted in January 2014, January 2013 and December 2011, respectively.